Annual Fund Operating Expenses - Popular Total Return Fund	Jul. 28, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.66%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.90%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	2.42%
Class I Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.41%

[1]	The Distribution and/or Service (12b-1) Fee has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other funds. Each underlying investment fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the underlying investment fund’s portfolio holdings, including a complete schedule of holdings. Shareholders may obtain, free of charge, copies of the financial statements of the underlying investment companies by visiting the U.S. Securities and Exchange Commission’s website at www.sec.gov, where such financial statements are filed.